Financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,195,161	R$ 1,800,775
Current	363,554	179,252
Non-current	R$ 1,831,607	1,621,523
2025 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Banco Itaú Unibanco S.A.
Interest rate	CDI + 1.90% p.y.
Maturity	2025
Loans and financing	R$ 309,496	412,880
2027 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	FINEP
Interest rate	TJLP p.y.
Maturity	2027
Loans and financing	R$ 8,209	11,193
2024 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Banco Itaú Unibanco S.A.
Interest rate	CDI + 1.75% p.y.
Maturity	2024
Loans and financing		21,405
2026 [member]
IfrsStatementLineItems [Line Items]
Financial institution	Softbank
Interest rate	6.5% p.y.
Maturity	2026
Loans and financing	R$ 845,492	825,957
2028 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Debentures
Interest rate	CDI + 1.80% p.y.
Maturity	2028
Loans and financing	R$ 526,946	529,340
2030 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	IFC
Interest rate	CDI + 1.20% p.y.
Maturity	2030
Loans and financing	R$ 505,018